Class K [Member] Expense Example - Class K [Member] - BlackRock Strategic Global Bond Fund, Inc. - Class K	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	337
Expense Example, with Redemption, 10 Years	$ 773